Goodwill and Other Intangible Assets - Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 6,780,827	$ 6,780,827
Intangible Assets	2,458,100	2,458,100
Orbital Locations [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	2,387,700	2,387,700
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	$ 70,400	$ 70,400